ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Accounts payable	706,942	425,909
Payroll payable	98,399	114,543
Accruals expense	45,920	30,760
Deposits received	43,465	34,667
Other payable	57,024	170,454
	951,750	776,333